SCHEDULE OF BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 09, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash acquired in merger and recapitalization	$ 13,966	$ 13,966
Proceeds from forward share purchase agreements	6,719
Proceeds from convertible bonds issued	11,000	11,000	500
Transactions costs	(3,104)	$ (3,104)
Total	$ 28,581